Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0001652044
Registrant Name	Alphabet Inc.
Registration File Number	333-296395
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES